SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands			12 Months Ended
	Nov. 03, 2022 USD ($) classOfNote shares	Oct. 06, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 05, 2022 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
Proceeds from new equity, convertible notes and debt	$ 8,190,000
Borrowings	6,800,000		$ 6,936,188	$ 6,781,880		$ 10,396,482	$ 10,853,860
Cash and cash equivalents	1,100,000		1,714,761	1,216,675		$ 1,046,835	$ 1,695,841
Line of credit facility, borrowing capacity	$ 1,100,000
Classes of convertible notes | classOfNote	3
Sale of stock, offering size	$ 800,000
Notional amount			$ 4,034,783	4,676,009
Number of backup shares (in shares) | shares					531,991,409,513
Equity issue				$ 800,000
Computer software | Top of range
Disclosure of classes of share capital [line items]
Useful life			10 years
Computer software | Bottom of range
Disclosure of classes of share capital [line items]
Useful life			3 years
New Revolving Credit Facility
Disclosure of classes of share capital [line items]
Line of credit facility, borrowing capacity	500,000
Term Loan
Disclosure of classes of share capital [line items]
Line of credit facility, borrowing capacity	2,250,000
Convertible Notes Class G
Disclosure of classes of share capital [line items]
Notional amount	$ 1,257,003
Equity conversion ratio	15.9046155045956
Conversion ratio step down	50.00%
Step-down term	60 days
Number of backup shares (in shares) | shares	19,992,142,087
Dividend yield on equity instrument	0.00%
Optional conversion, term	12 months
Conversion threshold trigger for automatic conversion	50.00%
Convertible notes converted rate			100.00%
Convertible Notes Class H
Disclosure of classes of share capital [line items]
Notional amount	$ 1,372,840
Equity conversion ratio	92.2623446840237
Conversion ratio step down	50.00%
Step-down term	60 days
Number of backup shares (in shares) | shares	126,661,409,136
Dividend yield on equity instrument	1.00%
Step down after fifth anniversary	60 days
No dividend yield period	60
Convertible notes converted rate			99.997%
Convertible Notes Class I
Disclosure of classes of share capital [line items]
Notional amount	$ 6,863,427
Equity conversion ratio	56.143649821654
Conversion ratio step down	50.00%
Step-down term	60 days
Number of backup shares (in shares) | shares	385,337,858,290
Dividend yield on equity instrument	0.00%
Optional conversion, term	12 months
Conversion threshold trigger for automatic conversion	50.00%
Convertible notes converted rate			100.00%
Convertible Notes Class G and I
Disclosure of classes of share capital [line items]
One time cash distribution		$ 175,000
Convertible Notes Classes H and I
Disclosure of classes of share capital [line items]
Equity issue	$ 4,640,000
New Local Notes
Disclosure of classes of share capital [line items]
Equity issue	$ 130,000
Inflation indexed units issued (in shares) | shares	3,818,042